UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03189

Name of Fund: BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2015

Date of reporting period: 01/31/2015

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock Summit Cash Reserves Fund
(Percentages shown are based on Net Assets)
Certificates of Deposit	Par (000)	Value

Domestic — 2.1%
Bank of America N.A., 0.26%, 5/26/15	$500	$500,000
State Street Bank & Trust, 0.31%, 10/01/15 (a)	500	500,000
Wells Fargo Bank NA (a):
0.27%, 11/30/15	250	250,000
0.28%, 12/08/15	250	250,000

		1,500,000

Yankee (b) — 20.4%
Bank of Montreal, Chicago:
0.22%, 3/10/15 (a)	500	500,000
0.24%, 4/06/15	350	350,000
0.25%, 4/09/15 (a)	250	250,000
0.27%, 7/07/15	500	500,000
Bank of Nova Scotia, Houston (a):
0.24%, 8/04/15	250	250,000
0.25%, 8/07/15	500	500,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.25%, 2/25/15	250	250,000
BNP Paribas SA, NY:
0.30%, 2/04/15	500	500,000
0.21%, 2/09/15	500	500,000
Canadian Imperial Bank of Commerce, NY (a):
0.24%, 6/17/15	500	500,000
0.28%, 1/26/16	400	400,000
Credit Industriel et Commercial, NY, 0.30%, 4/16/15	500	500,000
National Bank of Canada, NY (a):
0.26%, 7/20/15	500	500,000
0.30%, 10/23/15	350	350,000
Natixis, NY:
0.25%, 2/02/15	250	250,000
0.28%, 5/05/15	500	500,000
Nordea Bank Finland PLC, New York, 0.24%, 2/17/15	250	250,000
Norinchukin Bank, NY:
0.26%, 6/05/15	500	500,000
0.30%, 7/16/15 (a)	500	500,000
Rabobank Nederland NV, New York, 0.27%, 2/03/15 (a)	1,000	1,000,000
Royal Bank of Canada, NY (a):
0.28%, 2/04/15	500	500,000
0.26%, 10/14/15	500	500,000
0.26%, 11/10/15	250	250,000
Societe Generale, NY, 0.25%, 2/02/15	500	500,000
State Street Bank & Trust, 0.31%, 10/23/15 (a)	750	750,000
Toronto-Dominion Bank, NY:
0.25%, 6/10/15	500	500,000

Certificates of Deposit	Par (000)	Value

Yankee (b) (concluded)
Toronto-Dominion Bank, NY (concluded):
0.26%, 9/04/15 (a)	$250	$250,000
UBS AG, Stamford, 0.29%, 3/05/15 (a)	500	500,000
Wells Fargo Bank NA (a):
0.28%, 2/17/15	750	750,000
0.30%, 11/19/15	250	250,000
Westpac Banking Corp., 0.26%, 10/30/15 (a)	750	750,000

		14,350,000

Total Certificates of Deposit — 22.5%		15,850,000

Commercial Paper — 58.7%
Alpine Securitization, 0.12%, 2/02/15 (c)	500	499,998
Antalis US Funding Corp., 0.11%, 2/03/15 (c)	959	958,994
ANZ New Zealand International Ltd. (a):
0.26%, 6/04/15	500	500,000
0.29%, 9/08/15	500	500,000
Australia & New Zealand Banking Group Ltd. (a):
0.24%, 2/25/15	500	500,000
0.27%, 10/27/15	500	499,943
Bank of Nova Scotia, Houston, 0.27%, 5/15/15 (c)	250	249,807
Bedford Row Funding Corp.:
0.26%, 3/12/15 (a)	500	500,000
0.33%, 9/22/15 (c)	250	249,466
0.29%, 11/20/15 (a)	250	250,000
Charta LLC (c):
0.25%, 2/04/15	1,000	999,979
0.25%, 5/12/15	250	249,826
0.29%, 6/25/15	1,000	998,840
Collateralized Commercial Paper Co. LLC (c):
0.25%, 3/24/15	650	649,770
0.27%, 4/24/15	250	249,846
Collateralized Commercial Paper II Co. (c):
0.30%, 2/09/15	450	449,970
0.30%, 3/16/15	500	499,821
0.40%, 7/07/15	500	499,133
0.40%, 9/08/15	500	498,783
Commonwealth Bank of Australia (a):
0.25%, 3/23/15 (d)	500	500,000
0.24%, 5/20/15	500	500,000
0.26%, 10/21/15 (d)	500	500,000

BLACKROCK SUMMIT CASH RESERVES FUND	JANUARY 31, 2015	1

Schedule of Investments (continued)	BlackRock Summit Cash Reserves Fund
(Percentages shown are based on Net Assets)
Commercial Paper	Par (000)	Value
CPPIB Capital, Inc., 0.30%, 2/09/15 (c)	$300	$299,980
DNB Bank ASA, 0.24%, 3/02/15 (c)	2,000	1,999,621
Erste Abwicklungsanstalt, 0.25%, 7/08/15 (c)	1,000	998,910
Fairway Finance Co. LLC:
0.22%, 2/06/15 (c)(d)	250	249,992
0.21%, 4/24/15 (a)	250	250,000
0.26%, 7/01/15 (c)	1,000	998,917
Fortis Funding LLC, 0.08%, 2/02/15 (c)	2,000	1,999,996
General Electric Capital Corp. (c):
0.24%, 6/11/15	500	499,567
0.24%, 6/16/15	500	499,550
HSBC Bank PLC (a):
0.26%, 10/16/15	500	500,000
0.26%, 10/23/15 (d)	500	500,000
0.27%, 11/19/15	500	500,000
Jupiter Securitization Co. LLC (c):
0.23%, 6/05/15	1,000	999,208
0.25%, 6/09/15	1,000	999,111
0.27%, 7/07/15	750	749,123
Macquarie Bank Ltd., 0.41%, 3/03/15 (a)	500	500,007
Mizuho Funding LLC (c):
0.22%, 3/16/15	500	499,869
0.27%, 5/14/15	1,000	999,235
Mont Blanc Capital Corp., 0.15%, 2/04/15 (c)	1,013	1,012,987
National Australia Funding (a):
0.25%, 8/27/15	500	500,000
National Australia Bank Ltd. (a):
0.26%, 11/05/15	500	500,000
Natixis, NY, 0.13%, 2/02/15 (c)	2,000	1,999,993
Nederlandse Waterschapsbank NV, 0.25%, 10/01/15 (a)	500	500,000
Nieuw Amsterdam Receivables Corp. (c):
0.22%, 3/12/15	500	499,881
0.20%, 4/07/15	1,500	1,499,458
Nordea Bank AB, (c)(d):
0.22%, 4/16/15	250	249,884
0.20%, 4/16/15	250	249,897
NRW. BANK, 0.12%, 2/02/15 (c)	2,165	2,164,993
Old Line Funding LLC (c):
0.27%, 7/06/15	1,250	1,248,547
0.27%, 7/17/15	250	249,689
Skandinaviska Enskilda Banken AB (c):
0.26%, 3/11/15	250	249,933
0.26%, 4/10/15	500	499,759
0.26%, 4/20/15	250	249,862
Societe Generale SA, 0.23%, 2/04/15 (c)	1,000	999,981

Commercial Paper	Par (000)	Value
State Street Corp., 0.23%, 6/08/15 (c)	$500	$499,594
Sumitomo Mitsui Banking Corp., 0.25%, 4/20/15 (c)	500	499,729
Sumitomo Mitsui Trust & Banking Co. Ltd., 0.25%, 4/22/15 (c)	500	499,722
Toyota Motor Corp., 0.27%, 7/08/15 (c)	250	249,706
Westpac Banking Corp. (c):
0.27%, 7/20/15	500	499,366
0.27%, 7/21/15	500	499,363
Westpac Securities NZ, Ltd., 0.27%, 7/15/15 (c)	500	499,385

Total Commercial Paper — 58.7%		41,268,991

Corporate Notes — 1.4%
Commonwealth Bank of Australia, 1.16%, 3/30/15 (a)(d)	500	500,727
Svenska Handelsbanken AB, 0.32%, 6/15/15 (a)(d)	500	500,000

Total Corporate Notes — 1.4%		1,000,727

Municipal Bonds — 1.0%
City & County of San Francisco California, COP, FLOATS, VRDN, Series B001 (Morgan Stanley Bank Liquidity Agreement), 0.21%, 11/01/41 (d)(e)(f)	700	700,000

Time Deposits — 1.4%
ING Bank NV, Amsterdam, 0.14%, 2/06/15	1,000	1,000,000

U.S. Government Sponsored Agency Obligations — 1.4%
Federal Home Loan Bank, 0.07%, 3/16/15 (c)	1,000	999,916

U.S. Treasury Obligations — 6.8%
U.S. Treasury Bills (c):
0.07%, 5/28/15	500	499,887
0.12%, 6/25/15	1,000	999,518
0.13%, 9/17/15	250	249,798
U.S. Treasury Notes:
2.50%, 3/31/15	2,000	2,007,904

BLACKROCK SUMMIT CASH RESERVES FUND	JANUARY 31, 2015	2

Schedule of Investments (continued)	BlackRock Summit Cash Reserves Fund
(Percentages shown are based on Net Assets)
U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Notes (concluded):
0.07%, 10/31/16 (a)	$1,000	$1,000,000

Total U.S. Treasury Obligations — 6.8%		4,757,107

Repurchase Agreements — 7.1%
Credit Suisse Securities (USA) LLC, 0.41%, 2/02/15 (Purchased on 1/29/15 to be repurchased at $2,442,111, collateralized by various U.S. Government Sponsored Agency Obligations, 5.00%, due 9/25/40, original par and fair values of $3,105,000 and 2,616,282, respectively)	2,442	2,442,000
Total Value of Credit Suisse Securities (USA) LLC, (collateral value of 2,616,282)		2,442,000
Mizuho Securities USA, Inc., 0.08%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $1,225,008, collateralized by various U.S. Government Sponsored Agency Obligations, 6.33% to 10.97%, due 6/15/27 to 4/25/42, original par and fair values of $5,034,683 and $1,310,750, respectively)	1,225	1,225,000
Mizuho Securities USA, Inc., 1.14%, 3/04/15 (Purchased on 1/08/15 to be repurchased at $600,969, collateralized by various U.S. Government Sponsored Agency Obligations and a Corporate Debt/Obligation, 2.12% to 6.33%, due 7/15/26 to 4/25/42 original par and fair values of $7,138,229 and $660,568, respectively) (e)	600	600,000

Repurchase Agreements	Par (000)	Value

Total Value of Mizuho Securities USA, Inc. (collateral value of 1,971,318)		$1,825,000

Wells Fargo Securities, LLC, 0.40%, 2/04/15 (Purchased on 11/05/14 to be repurchased at $250,250, collateralized by a Corporate Debt/Obligation, 4.50%, due 7/01/44, original par and fair values of $237,806 and $262,501, respectively)	$250	250,000
Wells Fargo Securities, LLC, 0.48%, 4/10/15 (Purchased on 1/12/15 to be repurchased at $500,587, collateralized by a Corporate Debt/Obligation, 4.50%, due 7/01/44, original par and fair values of $475,611 and $525,001, respectively)	500	500,000

Total Value of Wells Fargo Securities, LLC (collateral value of 787,502)		750,000

Total Repurchase Agreements — 7.1%		5,017,000

Total Short-Term Securities (Cost — $70,593,741) — 100.3%		70,593,741

Total Investments (Cost — $70,593,741*) — 100.3%		70,593,741
Liabilities in Excess of Other Assets — (0.3)%		(201,640)

Net Assets — 100.0%		$70,392,101

Notes to Schedule of Investments
*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer is a U.S. branch of foreign domiciled bank.
(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

BLACKROCK SUMMIT CASH RESERVES FUND	JANUARY 31, 2015	3

Schedule of Investments (concluded)	BlackRock Summit Cash Reserves Fund

Portfolio Abbreviations

COP	Certificates of Participation
FLOATS	Floating Rate Securities
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

As of January 31, 2015, the following table summarizes the Fund's investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities [1]	—	$65,576,741	—	$65,576,741
Repurchase Agreements	—	5,017,000	—	5,017,000

Total	—	$70,593,741	—	$70,593,741

[1]	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2015, there were no transfers between levels.

BLACKROCK SUMMIT CASH RESERVES FUND	JANUARY 31, 2015	4

Item 2 –	Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: March 25, 2015

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: March 25, 2015